Significant Accounting Policies, Revenue Recognition (Details) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2021 USD ($) Agreement	Dec. 31, 2020 USD ($) Vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Agreement
Revenue Recognition [Abstract]
Demurrage income	$ 800	$ 819	$ 1,528
Despatch expense	$ 110	$ 133	432
Revenue Recognition [Abstract]
Number of long-term employment agreements | Agreement	17
Number of long-term employment agreements agreed to | Agreement	9			8
Number of vessels having scrubbers installed | Vessel		6
Deferred revenue, current	$ 7,735	$ 4,510		$ 4,510
Deferred revenue, non-current	538	2,773		2,773
Vessel revenues, net of commissions	153,108	63,345	86,499
Accounts receivable trade, net	0	801		801
Deferred revenue recognized	4,105
Scrubber Increased Daily Rates [Member]
Revenue Recognition [Abstract]
Deferred revenue	2,773
Deferred revenue, current	2,235	3,155		3,155
Deferred revenue, non-current	538	2,773		2,773
Spot Charter [Member]
Revenue Recognition [Abstract]
Vessel revenues, net of commissions	28,264	27,033	55,701
Accounts receivable trade, net	0	801		801
Time Charter [Member]
Revenue Recognition [Abstract]
Vessel revenues, net of commissions	124,844	36,312	$ 30,798
Accounts receivable trade, net	$ 0	$ 0		$ 0
Revenues [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10 Percent [Member]
Revenue [Abstract]
Concentration risk percentage	72.00%	41.00%	52.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Revenue [Abstract]
Concentration risk percentage	23.00%	23.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Revenue [Abstract]
Concentration risk percentage	15.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Revenue [Abstract]
Concentration risk percentage	13.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Revenue [Abstract]
Concentration risk percentage	11.00%	18.00%	15.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	19.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Revenue [Abstract]
Concentration risk percentage	0.00%	0.00%	18.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Revenue [Abstract]
Concentration risk percentage	10.00%	0.00%	0.00%